Voyage Expenses and Vessel Operating Expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Voyage expenses:
Commissions	$ 2,171	$ 1,977	$ 2,227
Bunkers	4,360	1,384	903
Port expenses	2,217	1,053	0
Other	365	253	222
Total	9,113	4,667	3,352
Vessel operating expenses:
Crew costs and related costs	14,794	15,558	14,845
Insurance expense	2,112	2,436	2,935
Spares, repairs, maintenance and other expenses	4,396	4,412	5,294
Stores and lubricants	3,451	3,500	3,871
Management fees (Note 4)	4,221	4,466	4,330
Other operating expenses	1,674	1,492	1,366
Total	$ 30,648	$ 31,864	$ 32,641